Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.4% of Net Assets

Non-Convertible Bonds — 92.2%
	ABS Car Loan — 4.2%
$3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$3,110,795
1,785,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	1,802,011
13,370,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	13,379,529
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,827,894
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,768,805
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,362,284
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,409,030
2,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,456,222
19,105,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	17,197,593
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,284,660
2,810,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	2,939,360
750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	759,929
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,247,603
4,965,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	4,968,798
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	22,086,945
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,392,499
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,023,334
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,109,759
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,560,393
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,122,118
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,269,610
1,595,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	1,609,367
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,919,510
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,429,907
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	12,974,450
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,048,387
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033(a)	$4,896,554
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,095,199
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,485,646
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,116,567
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	10,151,799
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,811,048
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,803,885
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,861,705
6,038,277	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	5,888,432
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,621,258
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,168,941
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,590,116
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,709,423
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,102,731
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,140,963
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,493,066
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,543,546
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,004,113
2,104,977	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025(a)	2,087,027
2,520,000	Flagship Credit Auto Trust, Series 2023-1, Class D, 6.460%, 5/15/2029(a)	2,524,476
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,435,434
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,817,625
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,324,135
930,443	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	926,357
3,453,984	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	3,424,721
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,622,099
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,587,948
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,648,345
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,164,281
1,074,800	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	1,066,315

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$6,298,187	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	$6,184,742
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,968,327
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,906,676
12,845,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	11,793,603
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,545,432
1,059,983	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	1,053,922
189,697	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	187,695
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,487,437
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,778,869
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,493,195
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	783,528
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	292,819
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,589,240
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028(a)	4,253,865
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	4,985,854
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,615,747
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,810,024
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	474,911
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	716,804
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,774,389
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,235,419
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	568,652
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,110,342
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,506,240
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,514,929
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,687,820
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,730,000
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	14,902,491
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	5,002,794
		484,130,313
Principal Amount	Description	Value (†)

	ABS Credit Card — 0.1%
$4,007,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	$4,040,054
8,286,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	8,406,339
		12,446,393
	ABS Home Equity — 4.0%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052(a)	15,342,838
2,534,382	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	2,413,778
19,425,470	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	16,799,436
2,434,000	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	2,315,202
2,452,200	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	2,395,990
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,621,638
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.596%, 5/15/2052(a)(b)	1,180,099
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,564,227
16,765,000	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	16,083,402
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,515,683
2,654,631	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 4.081%, 3/25/2060(a)(b)	2,637,581
4,321,154	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.037%, 9/27/2060(a)(b)	4,172,823
5,280,702	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	4,541,929
4,778,413	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.320%, 4/25/2042(a)(b)	4,840,207
4,797,075	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 7.420%, 4/25/2043(a)(b)	4,884,716
3,237,843	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 8.070%, 5/25/2042(a)(b)	3,322,837
8,207,009	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300%, 7.620%, 1/25/2043(a)(b)	8,401,889

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$2,433,196	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 6.820%, 10/25/2043(a)(b)	$2,442,321
9,832,472	Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 6.420%, 2/25/2044(a)(b)	9,835,540
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	2,906,654
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,434,621
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	12,776,115
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,434,661
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,189,687
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,199,501
3,041,028	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	2,867,168
2,283,757	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,059,848
2,418,902	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,155,148
974,485	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	791,083
10,335,474	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	9,271,968
5,158,123	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,611,208
4,660,197	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 6.882%, 10/25/2059(a)(b)	4,659,180
1,817,939	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060(a)(b)	1,758,279
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,401,058
1,804,311	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,725,987
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,515,215
3,886,998	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	3,697,810
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	463,278
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,468,297
13,316,843	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	12,001,205
21,203,557	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	19,375,302
5,444,650	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	4,223,460
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037(a)	149,601
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027(a)	$276,263
1,770,000	Progress Residential Trust, Series 2020-SFR3, Class D, 1.896%, 10/17/2027(a)	1,655,428
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027(a)	1,701,540
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	5,306,372
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,065,764
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,218,049
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,843,472
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,230,203
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,620,347
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,213,788
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	831,196
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,203,925
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,832,671
1,285,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2028(a)	1,226,074
3,542,176	PRPM LLC, Series 2020-4, Class A1, 5.610%, 10/25/2025(a)(b)	3,534,181
4,657,943	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	4,567,272
169,991	PRPM LLC, Series 2021-2, Class A1, 5.115%, 3/25/2026(a)(b)	168,339
4,877,145	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026(a)(b)	4,683,135
15,732,317	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	15,780,478
1,152,757	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	1,105,651
11,230,331	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	11,199,324
2,528,476	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,411,238
9,895,000	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	9,411,729
20,629,000	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	19,650,092
5,965,548	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	5,934,861
6,730,794	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	6,604,700
340,364	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	312,070
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,785,773
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,182,000
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,470,261
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,600,637

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	$4,001,665
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,219,259
4,185,524	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,911,821
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	2,782,260
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,388,370
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,657,557
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,439,045
551,480	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	547,550
5,873,446	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	5,725,430
15,983,130	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051(a)(b)	15,490,140
11,520,879	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	9,550,705
12,805,903	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	11,080,419
1,456,242	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	1,420,042
5,898,604	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	5,724,177
6,248,498	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	6,105,482
2,450,794	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	2,397,774
5,568,696	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	5,460,876
		459,977,875
	ABS Other — 4.0%
2,399,957	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	2,346,066
4,921,795	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	4,462,507
8,710,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	8,762,648
8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	8,180,900
4,229,061	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	4,250,654
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,517,141
3,730,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	3,748,471
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	10,520,858
8,750,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	9,052,995
9,300,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	9,332,727
9,490,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	9,537,886
2,424,582	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036(a)	2,268,424
6,146,875	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	5,563,652
Principal Amount	Description	Value (†)

	ABS Other — continued
$2,541,400	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	$2,287,537
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	875,675
5,298,225	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	4,784,942
3,104,445	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	2,753,739
7,974,000	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	7,961,568
6,678,719	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	6,796,893
2,375,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,453,244
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	51,490,188
4,964,085	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048(a)	4,914,563
387,862	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	373,857
792,994	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	808,687
5,745,000	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	5,762,028
2,742,221	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	2,399,394
2,031,667	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	1,802,162
2,282,646	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,829,397
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,010,694
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,439,195
5,878,200	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	5,643,154
100,800	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	93,460
4,358,674	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	4,053,611
7,566,699	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,724,707
2,852,178	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	2,683,050
1,177,657	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	1,068,747
4,722,033	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	4,212,530
5,024,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	5,048,631
19,660,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	19,787,987
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,281,987
529,101	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	476,191
1,795,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	1,798,003
3,864,880	Mosaic Solar Loans LLC, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	3,874,894
280,702	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	269,835

Principal Amount	Description	Value (†)

	ABS Other — continued
$11,134,000	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	$11,177,133
3,915,000	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	3,964,443
175,219	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	168,391
11,449,077	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	10,170,387
17,135,000	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	17,129,740
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,648,515
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	498,491
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,397,440
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,409,754
6,179,513	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	5,828,284
12,125,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	12,248,748
2,039,600	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,881,572
421,793	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	398,965
1,167,683	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	1,175,049
1,462,170	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	1,485,165
5,297,050	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	5,359,110
190,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 8.000%, 9/15/2032(b)(c)	188,100
480,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.990%, 9/15/2032(b)(c)	475,200
10,095,678	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	9,934,059
7,039,389	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.600%, 5/20/2050(a)	6,817,600
33,146,156	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	32,464,075
9,560,553	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	9,574,148
16,490,000	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 5/22/2034(a)	16,588,099
3,825,000	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 5/22/2034(a)	3,840,243
2,782,650	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,459,114
3,085,616	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	2,949,108
972,397	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	893,762
3,087,280	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,641,421
2,425,592	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	1,943,045
Principal Amount	Description	Value (†)

	ABS Other — continued
$21,903,833	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	$22,941,462
15,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	15,438,683
		461,394,785
	ABS Student Loan — 0.9%
466,322	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	415,956
3,510,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	3,584,585
2,010,462	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,739,301
2,621,069	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	2,363,780
3,512,752	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	3,176,001
582,181	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	537,344
2,537,433	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	2,224,913
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	418,406
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,384,696
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,100,801
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,818,864
264,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.000%, 6/15/2032(b)(c)	261,360
243,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.000%, 6/15/2032(b)(c)	240,570
431,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.960%, 3/15/2033(b)(c)	426,690
289,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.960%, 3/15/2033(b)(c)	286,110
1,712,924	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	1,661,841
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	201,212
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,501,975
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,417,544
3,739,637	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	3,605,582
6,692,591	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	6,370,704
553,689	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	519,430
3,738,927	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	3,390,061
4,205,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	4,232,514

Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$27,530,000	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	$27,563,862
17,513,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	17,516,065
4,464,000	SMB Private Education Loan Trust, Series 2024-A, Class C, 6.220%, 3/15/2056(a)	4,471,057
		98,431,224
	ABS Whole Business — 0.8%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,986,106
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,687,549
5,032,172	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,850,677
11,957,025	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	11,379,056
4,872,788	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,169,038
4,100,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	4,123,165
3,874,500	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	3,789,666
6,763,780	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,125,293
17,306,800	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,156,806
1,213,983	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,147,027
		87,414,383
	Aerospace & Defense — 2.2%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030(a)	12,421,745
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,697,968
37,065,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	37,241,800
16,243,000	Boeing Co., 3.625%, 2/01/2031	14,295,397
16,452,000	Boeing Co., 5.705%, 5/01/2040	15,746,891
25,545,000	Boeing Co., 5.805%, 5/01/2050	24,168,835
17,165,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	17,974,364
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,756,579
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,979,238
10,115,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	10,115,089
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,747,440
26,330,000	RTX Corp., 5.150%, 2/27/2033	26,380,081
21,030,000	RTX Corp., 6.100%, 3/15/2034	22,476,539
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,213,647
29,075,000	Textron, Inc., 3.000%, 6/01/2030	25,652,303
25,175,000	Textron, Inc., 6.100%, 11/15/2033	26,392,372
		253,260,288
	Airlines — 0.5%
10,422,344	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,409,583
962,883	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	926,101
Principal Amount	Description	Value (†)

	Airlines — continued
$4,456,258	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	$4,034,706
1,979,421	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,919,714
12,966,814	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	11,962,534
4,029,153	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	3,737,725
2,090,409	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,871,235
3,965,187	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	3,957,653
20,665,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,962,576
		58,781,827
	Apartment REITs — 0.0%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,774,722
	Automotive — 0.8%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	25,223,795
4,895,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	4,257,656
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,498,300
13,060,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	13,231,462
4,295,000	General Motors Co., 5.600%, 10/15/2032	4,346,617
2,025,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	1,715,175
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	367,180
31,570,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	32,363,831
4,480,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	4,694,733
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025(a)	2,825,927
		94,524,676
	Banking — 10.1%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,612,906
11,790,000	American Express Co., 5.850%, 11/05/2027	12,140,937
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,154,971
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(a)	10,116,029
5,800,000	Banco Santander SA, 2.749%, 12/03/2030	4,793,664
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	46,254,079
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	15,647,990
58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	60,321,814
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	17,034,042
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	97,785

Principal Amount	Description	Value (†)

	Banking — continued
$4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	$4,143,725
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	24,875,598
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	22,310,346
13,685,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	14,114,677
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,129,832
10,000,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	10,657,348
50,385,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	43,207,946
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	3,166,237
25,795,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(a)	25,796,838
14,045,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028(a)	13,005,027
22,500,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	21,342,501
12,845,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	13,722,827
7,155,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033(a)	6,662,593
92,100,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	93,612,798
14,970,000	Credit Suisse AG, MTN, 3.700%, 2/21/2025	14,713,753
3,390,000	Danske Bank AS, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025(a)	3,322,660
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,950,086
16,655,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	17,411,194
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,476,817
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,490,791
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,259,124
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	60,070,761
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	10,154,331
19,485,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	20,020,015
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,566,889
8,460,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	8,778,251
15,785,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	17,062,006
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	68,492,771
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	27,761,819
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	11,148,556
Principal Amount	Description	Value (†)

	Banking — continued
$4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	$4,141,781
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	25,327,698
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	21,513,697
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,078,697
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	36,520,735
8,205,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,155,508
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	23,845,863
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	10,865,031
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	32,971,973
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,660,581
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,344,904
20,295,000	Societe Generale SA, 4.250%, 4/14/2025(a)	19,924,413
21,590,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	21,718,563
11,950,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	10,126,136
46,970,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	39,445,056
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	11,350,076
13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	14,012,005
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,240,505
250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	236,408
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	10,689,578
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,196,691
1,675,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026(a)	1,605,889
12,730,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	12,819,258
11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	11,753,099
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	25,413,556
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	5,148,307
4,125,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	3,873,597
		1,169,581,939
	Brokerage — 0.3%
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	6,932,447

Principal Amount	Description	Value (†)

	Brokerage — continued
$19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	$20,179,045
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	9,037,030
		36,148,522
	Building Materials — 1.1%
63,340,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	56,119,823
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	15,639,629
11,565,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	11,390,482
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	10,940,130
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	2,938,635
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,973,250
		124,001,949
	Cable Satellite — 1.2%
1,110,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	837,888
6,970,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,377,411
8,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,833,563
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	14,938,071
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,586,326
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	8,230,800
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	20,792,545
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	13,077,301
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	3,006,071
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,610,625
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	19,299,479
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	460,034
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	547,901
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,299,774
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	1,363,879
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	7,571,721
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	4,233,491
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,235,878
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,165,078
		137,467,836
	Chemicals — 0.8%
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	7,893,647
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	4,675,429
3,619,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	3,752,723
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,706,546
8,600,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	9,045,643
31,921,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	34,034,998
Principal Amount	Description	Value (†)

	Chemicals — continued
$27,205,000	CF Industries, Inc., 4.500%, 12/01/2026(a)	$26,529,819
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,366,952
		91,005,757
	Collateralized Mortgage Obligations — 0.4%
41,993,870	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 6.220%, 10/25/2053(b)	41,913,056
	Construction Machinery — 0.5%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,414,806
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,216,837
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,729,088
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,328,862
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,627,860
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	27,654,332
		59,971,785
	Consumer Cyclical Services — 0.9%
26,845,000	Expedia Group, Inc., 2.950%, 3/15/2031	23,426,710
34,931,000	Expedia Group, Inc., 3.250%, 2/15/2030	31,444,114
34,100,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	32,354,687
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	8,464,479
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	5,135,400
7,805,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	7,898,926
		108,724,316
	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,658,162
	Diversified Manufacturing — 0.8%
3,809,000	Amphenol Corp., 2.200%, 9/15/2031	3,152,517
4,290,000	Carrier Global Corp., 5.900%, 3/15/2034	4,508,782
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	3,988,229
25,811,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	26,477,897
2,965,000	Nordson Corp., 5.600%, 9/15/2028	3,019,875
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,278,889
33,300,000	Veralto Corp., 5.450%, 9/18/2033(a)	33,711,916
		96,138,105
	Electric — 1.0%
7,435,000	AES Corp., 2.450%, 1/15/2031	6,083,005
3,695,000	AES Corp., 3.950%, 7/15/2030(a)	3,360,566
13,410,906	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	13,648,128
11,318,000	Calpine Corp., 3.750%, 3/01/2031(a)	9,911,316
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	13,210,798
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	9,765,653
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,191,124
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	9,113,858
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	5,370,337
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,740,661
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,315,369
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,055,892
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	9,100,171
20,425,000	Southern Co., 5.700%, 3/15/2034	21,065,207
		114,932,085
	Finance Companies — 3.9%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	24,076,372
50,438,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	43,258,465

Principal Amount	Description	Value (†)

	Finance Companies — continued
$9,102,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	$7,667,153
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	813,321
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,165,211
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,027,420
4,995,000	Air Lease Corp., 3.125%, 12/01/2030	4,384,236
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,021,308
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,008,199
340,000	Air Lease Corp., 4.625%, 10/01/2028	330,800
6,791,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	6,002,752
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,409,962
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,661,830
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	18,661,977
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	9,144,376
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	12,059,933
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	7,056,365
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024(a)	7,481,372
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,620,752
14,460,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	14,885,591
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,256,485
6,110,000	Barings BDC, Inc., 3.300%, 11/23/2026	5,585,835
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	25,095,884
11,779,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	10,758,530
32,846,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	29,035,923
13,940,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	12,377,256
17,585,000	GATX Corp., 5.450%, 9/15/2033	17,490,201
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	27,348,118
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	25,502,118
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,697,117
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,513,070
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	21,178,967
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,214,365
		449,791,264
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	189,997
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	59,227
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	414,687
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	946,378
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	218,037
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	13,000
Principal Amount	Description	Value (†)

	Financial Other — continued
$3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	$124,911
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	136,868
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	134,984
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	44,237
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	147,866
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	48,169
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	38,474
		2,516,835
	Food & Beverage — 0.5%
19,005,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	18,845,079
4,895,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	4,334,276
3,625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	3,134,261
10,660,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030	10,505,596
13,590,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	11,517,798
2,065,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	1,861,475
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,589,487
		51,787,972
	Gaming — 0.7%
10,800,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	9,457,806
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,108,120
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,546,555
20,995,000	VICI Properties LP, 5.125%, 5/15/2032	20,081,661
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	4,857,704
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	20,508,098
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	7,551,125
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	6,656,327
		76,767,396
	Government Owned - No Guarantee — 0.3%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	7,843,446
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	11,547,542
10,070,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	10,464,422
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	165,383
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	319,118
		30,339,911
	Health Care REITs — 0.1%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,508,902
	Health Insurance — 0.8%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,214,798
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,311,591
3,260,000	Centene Corp., 2.625%, 8/01/2031	2,676,056
14,615,000	Centene Corp., 3.000%, 10/15/2030	12,530,854
16,405,000	Centene Corp., 3.375%, 2/15/2030	14,517,305

Principal Amount	Description	Value (†)

	Health Insurance — continued
$51,155,000	Centene Corp., 4.625%, 12/15/2029	$48,565,494
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,101,115
		91,917,213
	Healthcare — 1.4%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,380,423
19,420,000	Cigna Group, 4.375%, 10/15/2028	18,944,115
5,240,000	CVS Health Corp., 1.750%, 8/21/2030	4,304,184
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	6,612,795
3,380,000	CVS Health Corp., 5.250%, 1/30/2031	3,405,242
294,852	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	292,838
252,474	CVS Pass-Through Trust, 6.036%, 12/10/2028	253,590
9,358,675	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,546,716
984,225	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	861,087
685,000	Encompass Health Corp., 4.750%, 2/01/2030	641,816
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,341,843
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,415,538
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,583,999
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,736,452
31,710,000	HCA, Inc., 5.500%, 6/01/2033	31,824,138
15,245,000	HCA, Inc., 5.600%, 4/01/2034	15,350,529
16,115,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	17,410,402
16,565,000	Solventum Corp., 5.900%, 4/30/2054(a)	16,524,218
		163,429,925
	Home Construction — 0.2%
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	4,281,820
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	12,580,533
10,300,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	9,463,991
		26,326,344
	Independent Energy — 2.5%
6,782,000	Aker BP ASA, 2.000%, 7/15/2026(a)	6,267,583
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,290,136
9,925,000	Aker BP ASA, 3.750%, 1/15/2030(a)	9,069,482
16,455,000	Aker BP ASA, 4.000%, 1/15/2031(a)	15,029,879
51,043,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	41,599,652
4,049,000	Continental Resources, Inc., 4.375%, 1/15/2028	3,912,767
52,928,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	52,612,733
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	11,796,616
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	13,437,840
9,675,000	EQT Corp., 3.625%, 5/15/2031(a)	8,515,061
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,929,823
16,975,000	EQT Corp., 5.700%, 4/01/2028	17,133,462
14,690,000	Hess Corp., 4.300%, 4/01/2027	14,403,762
11,170,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	10,998,094
940,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	943,469
11,157,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	11,554,301
5,933,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	6,287,200
5,515,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	6,138,846
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,944,492
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,216,234
6,015,000	Southwestern Energy Co., 4.750%, 2/01/2032	5,537,157
Principal Amount	Description	Value (†)

	Independent Energy — continued
$5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	$5,922,986
13,015,000	Var Energi ASA, 8.000%, 11/15/2032(a)	14,568,470
2,000,000	Viper Energy, Inc., 5.375%, 11/01/2027(a)	1,957,558
6,975,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	7,251,045
		286,318,648
	Industrial Other — 0.2%
22,510,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	23,265,907
	Leisure — 0.8%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,451,960
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	11,782,801
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,207,179
10,505,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	10,370,019
17,900,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	17,657,992
18,615,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	19,698,114
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	10,872,443
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,346,709
		91,387,217
	Life Insurance — 1.3%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026(a)	10,832,185
18,770,000	Athene Global Funding, 1.716%, 1/07/2025(a)	18,196,471
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	17,882,249
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,489,549
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,038,554
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025(a)	19,434,706
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,606,837
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	33,981,347
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,909,927
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	2,983,810
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,412,353
		150,767,988
	Local Authorities — 0.1%
14,455,000	Province of Quebec, 0.600%, 7/23/2025	13,648,922
	Lodging — 0.4%
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,354,516
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	1,746,347
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	3,040,464
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	9,774,133
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	2,956,300
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	13,501,397
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,794,142
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	236,645
		44,403,944
	Media Entertainment — 1.4%
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,256,392
1,310,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	920,150
27,080,000	Meta Platforms, Inc., 4.950%, 5/15/2033	27,410,148
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,100,644
27,310,000	Netflix, Inc., 4.875%, 6/15/2030(a)	27,118,940
15,315,000	Netflix, Inc., 5.375%, 11/15/2029(a)	15,628,768

Principal Amount	Description	Value (†)

	Media Entertainment — continued
$11,295,000	Netflix, Inc., 5.875%, 11/15/2028	$11,741,467
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	18,073,919
11,520,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	10,993,855
4,125,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,861,519
47,680,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	42,589,616
		165,695,418
	Metals & Mining — 3.3%
3,220,000	Alcoa Nederland Holding BV, 4.125%, 3/31/2029(a)	2,956,260
4,390,000	Alcoa Nederland Holding BV, 6.125%, 5/15/2028(a)	4,396,559
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030(a)	468,204
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	1,127,385
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027(a)	5,973,838
27,064,000	Anglo American Capital PLC, 4.500%, 3/15/2028(a)	26,224,640
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027(a)	8,608,367
10,495,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	10,435,116
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	11,823,450
15,655,000	ArcelorMittal SA, 6.800%, 11/29/2032	16,741,899
13,145,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	12,602,966
16,934,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	17,542,185
6,325,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	5,651,172
9,940,000	FMG Resources August 2006 Pty. Ltd., 4.500%, 9/15/2027(a)	9,548,461
4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,492,771
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	1,997,769
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,376,543
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,517,679
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	5,728,275
5,443,000	Glencore Funding LLC, 3.875%, 10/27/2027(a)	5,204,052
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027(a)	37,789,657
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,263,648
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,190,752
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	31,906,905
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	95,434,770
4,280,000	Newmont Corp./Newcrest Finance Pty. Ltd., 3.250%, 5/13/2030(a)	3,866,450
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,557,032
		380,426,805
	Midstream — 3.8%
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,182,668
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	30,580,250
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	2,971,354
15,530,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	15,877,453
15,275,000	Cheniere Energy, Inc., 5.650%, 4/15/2034(a)	15,384,075
Principal Amount	Description	Value (†)

	Midstream — continued
$13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	$11,674,591
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,036,337
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	680,549
17,360,000	Enbridge, Inc., 5.700%, 3/08/2033	17,779,310
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,943,762
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,412,079
40,895,000	Energy Transfer LP, 5.750%, 2/15/2033	41,543,009
8,450,000	Energy Transfer LP, 6.550%, 12/01/2033	9,071,012
12,955,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	13,324,088
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	4,164,473
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	1,346,908
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,654,595
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,227,618
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	94,705
10,657,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	9,779,814
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	17,403,547
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,122,156
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	11,968,497
810,000	Targa Resources Corp., 5.200%, 7/01/2027	808,827
24,625,000	Targa Resources Corp., 6.125%, 3/15/2033	25,690,573
24,520,000	Targa Resources Corp., 6.500%, 3/30/2034	26,346,108
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	9,636,644
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,871,495
5,205,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	5,179,372
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	6,027,931
15,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	13,662,552
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,194,250
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,024,668
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,567,286
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,448,193
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,724,245
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	627,896
15,915,000	Western Midstream Operating LP, 6.150%, 4/01/2033	16,317,898
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,051,009
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,225,889
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	46,655,649
		432,283,335

Principal Amount	Description	Value (†)

	Mortgage Related — 0.0%
$427	Federal National Mortgage Association, 6.000%, 7/01/2029	$435
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,408,716
	Non-Agency Commercial Mortgage-Backed Securities — 1.2%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,081,228
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	294,357
681,100	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	632,129
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.325%, 5/15/2039(a)(b)	4,419,250
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.557%, 8/15/2039(a)(b)	8,390,628
592,037	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	550,244
475,345	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	433,267
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.473%, 12/10/2044(b)	1,701,355
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,185,950
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	300,074
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	370,180
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	8,198,789
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.530%, 10/10/2034(a)(b)	4,336,857
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,489,461
6,258,995	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.820%, 7/15/2038(a)(b)	6,260,175
4,914,125	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.140%, 7/15/2038(a)(b)	4,909,518
8,215,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,240,024
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	3,537,153
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)	4,393,163
1,226,205	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	1,191,225
4,729,449	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.772%, 12/15/2047(a)(b)	4,342,004
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.772%, 12/15/2047(a)(b)	$293,094
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,888,409
9,434,720	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.890%, 11/15/2038(a)(b)	9,408,185
7,957,809	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.240%, 11/15/2038(a)(b)	7,932,825
5,720,546	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.440%, 11/15/2038(a)(b)	5,699,094
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 6.049%, 10/15/2046(b)	1,295,810
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.212%, 6/15/2044(a)(b)	2,616,054
844,174	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	752,095
7,345,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040(a)	7,386,942
3,527,262	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.949%, 7/15/2046(b)	3,246,703
2,910,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	2,887,897
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,743,811
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	158,992
1,149,548	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,087,033
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,786,458
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,194,725
		133,635,158
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,719,976
	Other REITs — 0.2%
17,555,000	Extra Space Storage LP, 5.900%, 1/15/2031	18,162,416
	Paper — 0.2%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	9,246,496
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	15,677,204
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,416,545
		27,340,245
	Pharmaceuticals — 1.6%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,164,741
2,935,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,601,641
17,300,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	17,033,298
32,845,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	33,076,032
41,913,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	40,783,093
23,155,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	21,647,408

Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$37,583,472
6,835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,616,793
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,017,482
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,604,561
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,040,190
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,357,863
		189,526,574
	Property & Casualty Insurance — 0.3%
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,135,305
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,592,282
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	14,769,857
3,159,000	SiriusPoint Ltd., 4.600%, 11/01/2026(a)	3,017,228
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	11,582,027
		40,096,699
	Restaurants — 0.2%
14,805,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	13,191,280
1,430,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027(a)	1,390,457
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	4,198,845
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,692,363
		25,472,945
	Retail REITs — 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,420,755
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,114,742
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,951,633
		9,487,130
	Retailers — 0.5%
4,890,000	AutoNation, Inc., 3.850%, 3/01/2032	4,346,533
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,881,936
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,837,628
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,138,466
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,234,747
15,815,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	14,268,609
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	8,549,453
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,582,697
		54,840,069
	Sovereigns — 2.2%
24,900,000	Chile Government International Bonds, 3.500%, 1/31/2034	21,786,623
18,380,000	Chile Government International Bonds, 3.500%, 1/25/2050	13,379,256
15,960,000	Colombia Government International Bonds, 7.500%, 2/02/2034	16,301,576
10,565,000	Colombia Government International Bonds, 8.000%, 11/14/2035	11,091,413
13,455,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	12,045,940
4,755,000	Mexico Government International Bonds, 6.000%, 5/07/2036	4,764,778
12,275,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	12,440,590
Principal Amount	Description	Value (†)

	Sovereigns — continued
$4,655,000	Paraguay Government International Bonds, 6.100%, 8/11/2044(a)	$4,510,534
17,125,000	Philippines Government International Bonds, 2.650%, 12/10/2045	11,347,829
21,935,000	Philippines Government International Bonds, 2.950%, 5/05/2045	15,272,284
19,675,000	Qatar Government International Bonds, 5.103%, 4/23/2048	19,110,359
32,180,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	32,037,700
58,315,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	57,895,715
17,108,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	17,336,563
8,398,000	Romania Government International Bonds, 7.125%, 1/17/2033	8,973,145
		258,294,305
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	324,730
	Technology — 7.3%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,276,593
4,625,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	3,898,970
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,419,197
11,996,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	9,691,585
39,385,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	31,344,622
7,555,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,549,426
6,925,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,934,095
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,815,270
3,685,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,418,718
40,885,000	Broadcom, Inc., 4.300%, 11/15/2032	38,415,911
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,558,231
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,049,107
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	19,104,130
37,630,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	33,081,812
10,970,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	10,499,993
1,325,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	511,768
3,565,000	CommScope, Inc., 4.750%, 9/01/2029(a)	2,575,285
3,900,000	CommScope, Inc., 6.000%, 3/01/2026(a)	3,568,500
5,825,000	CommScope, Inc., 7.125%, 7/01/2028(a)	2,304,182
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,357,980
41,995,000	Entegris, Inc., 4.750%, 4/15/2029(a)	40,246,156
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	8,382,625
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,393,466
34,695,000	Fiserv, Inc., 5.625%, 8/21/2033	35,443,833
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,828,276
8,249,000	Gartner, Inc., 3.625%, 6/15/2029(a)	7,468,495
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,573,779
10,714,000	Global Payments, Inc., 2.900%, 11/15/2031	8,991,178
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,687,329
34,120,000	Global Payments, Inc., 5.400%, 8/15/2032	33,838,707
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,938,254
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	3,946,549
16,735,000	KLA Corp., 5.650%, 11/01/2034	17,554,521
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	11,693,428

Principal Amount	Description	Value (†)

	Technology — continued
$2,555,000	Leidos, Inc., 4.375%, 5/15/2030	$2,420,984
28,278,000	Leidos, Inc., 5.750%, 3/15/2033	28,989,401
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,744,188
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,520,429
2,330,000	Marvell Technology, Inc., 5.950%, 9/15/2033	2,414,609
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	11,192,939
21,420,000	Microchip Technology, Inc., 5.050%, 3/15/2029	21,423,224
14,735,000	Micron Technology, Inc., 2.703%, 4/15/2032	12,301,123
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	24,887,465
31,410,000	Micron Technology, Inc., 5.300%, 1/15/2031	31,591,660
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,718,570
44,875,000	Micron Technology, Inc., 5.875%, 2/09/2033	46,436,816
37,860,000	Micron Technology, Inc., 5.875%, 9/15/2033	39,252,132
28,065,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	28,009,554
4,135,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	4,191,390
5,085,000	Open Text Corp., 6.900%, 12/01/2027(a)	5,257,839
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,253,473
45,370,000	Oracle Corp., 3.600%, 4/01/2050	32,778,733
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,129,874
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,325,333
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,288,362
8,685,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	8,874,694
6,510,000	Seagate HDD Cayman, 4.091%, 6/01/2029	6,014,394
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,406,743
7,435,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,431,291
7,248,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	6,596,734
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	3,657,956
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,639,843
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027(a)	948,425
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	12,492,093
20,470,000	Trimble, Inc., 6.100%, 3/15/2033	21,384,736
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,337,964
2,875,000	VMware LLC, 2.200%, 8/15/2031	2,339,633
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,741,731
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	8,137,441
		844,493,747
	Transportation Services — 0.3%
17,545,000	ERAC USA Finance LLC, 4.900%, 5/01/2033(a)	17,199,563
16,610,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, 8/01/2028(a)	17,089,804
		34,289,367
	Treasuries — 19.7%
116,070,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	81,430,359
170,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(f)	112,406,903
218,545,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	185,771,786
172,590,000	U.S. Treasury Notes, 4.500%, 3/31/2026	172,158,525
199,245,000	U.S. Treasury Notes, 4.625%, 6/30/2025	198,521,181
1,305,145,000	U.S. Treasury Notes, 4.625%, 2/28/2026	1,304,074,377
222,230,000	U.S. Treasury Notes, 4.875%, 11/30/2025	222,551,191
		2,276,914,322
	Wireless — 2.0%
875,000	American Tower Corp., 5.450%, 2/15/2034	876,426
36,125,000	American Tower Corp., 5.500%, 3/15/2028	36,427,516
15,805,000	American Tower Corp., 5.900%, 11/15/2033	16,365,846
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	650,039
23,985,000	Sprint Capital Corp., 8.750%, 3/15/2032	29,083,060
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,736,775
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,198,424
Principal Amount	Description	Value (†)

	Wireless — continued
$15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	$14,168,405
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,831,778
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	48,989,038
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	53,176,352
10,410,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	10,840,736
		226,344,395
	Wirelines — 0.0%
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027(a)	569,905
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	4,273,340
		4,843,245
	Total Non-Convertible Bonds (Identified Cost $10,865,899,200)	10,638,458,418

Convertible Bonds — 1.1%
	Airlines — 0.1%
12,240,000	Southwest Airlines Co., 1.250%, 5/01/2025	12,386,880
	Cable Satellite — 0.2%
35,520,000	DISH Network Corp., 3.375%, 8/15/2026	22,111,200
4,115,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(g)	3,003,950
		25,115,150
	Consumer Cyclical Services — 0.0%
1,340,000	Uber Technologies, Inc., Zero Coupon, 4.509%, 12/15/2025(h)	1,504,150
	Electric — 0.2%
20,265,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	19,393,605
	Healthcare — 0.1%
21,445,000	Teladoc Health, Inc., 1.250%, 6/01/2027	18,067,413
	Leisure — 0.0%
3,835,000	Carnival Corp., 5.750%, 12/01/2027	5,771,675
	Pharmaceuticals — 0.3%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,027,328
26,675,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	26,309,552
		31,336,880
	Retailers — 0.2%
6,820,000	Etsy, Inc., 0.125%, 9/01/2027	5,707,658
16,065,000	Etsy, Inc., 0.250%, 6/15/2028	12,651,187
		18,358,845
	Total Convertible Bonds (Identified Cost $145,228,369)	131,934,598

Municipals — 0.1%
	Virginia — 0.1%
6,960,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,711,545)	5,999,179
	Total Bonds and Notes (Identified Cost $11,017,839,114)	10,776,392,195

Collateralized Loan Obligations — 2.7%
3,182,647	522 Funding CLO Ltd., Series 2018-3A, Class AR, 3 mo. USD SOFR + 1.302%, 6.619%, 10/20/2031(a)(b)	3,184,302

Principal Amount	Description	Value (†)

$1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.477%, 4/23/2034(a)(b)	$1,554,230
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.279%, 7/20/2034(a)(b)	5,566,113
2,505,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(b)	2,505,751
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 7/20/2031(a)(b)	14,785,488
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD SOFR + 1.932%, 7.246%, 7/15/2031(a)(b)	4,650,511
7,655,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR2, 3 mo. USD SOFR + 1.402%, 6.716%, 7/15/2032(a)(b)	7,655,008
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.576%, 10/15/2034(a)(b)	3,519,799
4,075,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD SOFR + 1.762%, 7.076%, 10/15/2030(a)(b)	4,075,212
1,651,667	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(b)	1,649,680
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.319%, 2/20/2036(a)(b)	1,154,263
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.110%, 7/18/2030(a)(b)	5,320,766
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 7/15/2031(a)(b)	2,525,227
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 10/15/2034(a)(b)	3,911,363
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 10/20/2034(a)(b)	7,171,040
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD SOFR + 2.062%, 7.378%, 10/17/2031(a)(b)	6,503,783
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.226%, 10/15/2034(a)(b)	4,415,464
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.382%, 6.699%, 4/20/2032(a)(b)	8,727,883
3,620,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.749%, 7/20/2034(a)(b)	3,620,782
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 1/15/2031(a)(b)	3,335,584
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 10/25/2031(a)(b)	1,250,187
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD SOFR + 1.962%, 7.287%, 11/22/2031(a)(b)	4,467,040
5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD SOFR + 1.812%, 7.129%, 4/20/2030(a)(b)	5,404,962
Principal Amount	Description	Value (†)

$3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.899%, 1/20/2034(a)(b)	$3,992,530
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD SOFR + 1.742%, 7.059%, 4/20/2031(a)(b)	13,714,969
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.626%, 4/15/2034(a)(b)	3,544,741
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BR3, 3 mo. USD SOFR + 1.800%, 7.117%, 10/22/2030(a)(b)	13,179,539
8,898,552	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD SOFR + 1.232%, 6.556%, 4/25/2029(a)(b)	8,898,116
4,410,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD SOFR + 1.332%, 6.646%, 7/15/2033(a)(b)	4,412,752
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD SOFR + 1.862%, 7.160%, 10/18/2031(a)(b)	2,945,613
5,806,554	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.596%, 7/25/2031(a)(b)	5,796,787
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.264%, 4/15/2035(a)(b)	13,852,405
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3 mo. USD SOFR + 1.962%, 7.279%, 10/21/2030(a)(b)	544,523
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD SOFR + 3.162%, 8.476%, 4/15/2034(a)(b)	2,039,116
4,395,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.706%, 10/14/2035(a)(b)	4,397,870
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3 mo. USD SOFR + 1.810%, 7.108%, 4/18/2033(a)(b)	6,202,582
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.128%, 1/17/2032(a)(b)	14,755,192
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.046%, 4/16/2031(a)(b)	7,172,486
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.176%, 7/15/2030(a)(b)	1,997,462
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 2.062%, 7.380%, 10/24/2030(a)(b)	1,986,876
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.876%, 7/15/2036(a)(b)	4,100,985
7,892,486	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.541%, 7/19/2030(a)(b)	7,887,751
10,050,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.710%, 10/18/2034(a)(b)	10,060,633
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.276%, 5/21/2034(a)(b)	1,439,325

Principal Amount	Description	Value (†)

$8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD SOFR + 1.412%, 6.726%, 7/15/2034(a)(b)	$8,853,401
2,571,763	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD SOFR + 1.062%, 6.379%, 7/20/2029(a)(b)	2,572,189
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.218%, 4/20/2035(a)(b)	12,839,014
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 7.268%, 4/20/2036(a)(b)	19,769,445
4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 1/20/2034(a)(b)	4,310,384
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.979%, 4/20/2034(a)(b)	1,714,128
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3 mo. USD SOFR + 2.112%, 7.436%, 10/25/2031(a)(b)	1,015,116
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 8.829%, 4/20/2034(a)(b)	6,679,880
2,318,850	Venture XXIX CLO Ltd., Series 2017-29A, Class AR, 3 mo. USD SOFR + 1.252%, 6.559%, 9/07/2030(a)(b)	2,319,474
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.329%, 10/20/2034(a)(b)	1,802,247
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.259%, 10/18/2031(a)(b)	3,333,804
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3 mo. USD SOFR + 2.012%, 7.310%, 10/18/2031(a)(b)	1,609,942
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD SOFR + 1.912%, 7.226%, 10/15/2031(a)(b)	6,235,374
	Total Collateralized Loan Obligations (Identified Cost $308,354,100)	312,931,089

Senior Loans — 0.5%
	Building Materials — 0.1%
9,785,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(b)(i)	9,826,586
	Leisure — 0.0%
3,490,857	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(b)(i)	3,491,590
3,180,364	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(b)(i)	3,182,368
		6,673,958
	Lodging — 0.1%
12,340,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(b)(i)	12,359,251
Principal Amount	Description	Value (†)

	Technology — 0.2%
$19,355,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(b)(i)	$19,407,452
	Wireless — 0.1%
10,925,000	SBA Senior Finance II LLC, 2024 Term Loan B, 1/25/2031(j)	10,942,043
	Total Senior Loans (Identified Cost $58,955,645)	59,209,290

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Banking — 0.2%
9,179	Bank of America Corp., Series L, 7.250%	10,957,339
7,045	Wells Fargo & Co., Series L, 7.500%	8,590,321
		19,547,660
	Total Preferred Stocks (Identified Cost $23,446,136)	19,547,660

Principal Amount
Short-Term Investments — 4.0%
$348,343,952	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $348,479,419 on 4/01/2024 collateralized by $42,967,800 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2026 valued at $48,415,537; $330,834,400 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $306,895,342 including accrued interest(k)	348,343,952
80,000,000	U.S. Treasury Bills, 4.855%, 8/08/2024(l)	78,531,192
28,575,000	U.S. Treasury Bills, 4.995%, 8/01/2024(l)	28,074,447
	Total Short-Term Investments (Identified Cost $455,041,771)	454,949,591
	Total Investments — 100.8% (Identified Cost $11,863,636,766)	11,623,029,825
	Other assets less liabilities — (0.8)%	(91,003,227)
	Net Assets — 100.0%	$11,532,026,598

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$4,273,858,593 or 37.1% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	10,856	$1,195,029,729	$1,202,810,875	$7,781,146
CBOT U.S. Long Bond Futures	6/18/2024	17,242	2,061,082,082	2,076,583,375	15,501,293
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	4,349	556,296,427	561,021,000	4,724,573
Total					$28,007,012

At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	7,047	$758,113,765	$754,139,109	$3,974,656
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	19,696	2,250,105,332	2,257,346,250	(7,240,918)
Total					$(3,266,262)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$460,731,485	$663,300	$461,394,785
ABS Student Loan	—	97,216,494	1,214,730	98,431,224
All Other Non-Convertible Bonds(a)	—	10,078,632,409	—	10,078,632,409
Total Non-Convertible Bonds	—	10,636,580,388	1,878,030	10,638,458,418
All Other Bonds and Notes(a)	—	137,933,777	—	137,933,777
Total Bonds and Notes	—	10,774,514,165	1,878,030	10,776,392,195
Collateralized Loan Obligations	—	312,931,089	—	312,931,089
Senior Loans(a)	—	59,209,290	—	59,209,290
Preferred Stocks(a)	19,547,660	—	—	19,547,660
Short-Term Investments	—	454,949,591	—	454,949,591
Total Investments	19,547,660	11,601,604,135	1,878,030	11,623,029,825
Futures Contracts (unrealized appreciation)	31,981,668	—	—	31,981,668
Total	$51,529,328	$11,601,604,135	$1,878,030	$11,655,011,493

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(7,240,918)	$ —	$ —	$(7,240,918)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or March 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$ —	$44	$(6,448)	$ —	$(70,760)	$740,464	$ —	$663,300	$(6,448)
ABS Student Loan	—	—	109	(7,649)	—	(58,000)	1,280,270	—	1,214,730	(7,649)
Total	$ —	$ —	$153	$(14,097)	$ —	$(128,760)	$2,020,734	$ —	$1,878,030	$(14,097)
Debt securities valued at $2,020,734 were transferred from Level 2 to Level 3 during the period ended March 31, 2024. At December 31, 2023, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2024, the Fund used futures contracts for hedging and duration management.

The following is a summary of derivative instruments for the Fund, as of March 31, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$31,981,668

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(7,240,918)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	19.7%
Banking	10.3
Technology	7.5
ABS Car Loan	4.2
ABS Home Equity	4.0
ABS Other	4.0
Finance Companies	3.9
Midstream	3.8
Metals & Mining	3.3
Independent Energy	2.5
Aerospace & Defense	2.2
Sovereigns	2.2
Wireless	2.1
Other Investments, less than 2% each	24.4
Collateralized Loan Obligations	2.7
Short-Term Investments	4.0
Total Investments	100.8
Other assets less liabilities (including futures contracts)	(0.8)
Net Assets	100.0%